UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2016
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 115.2%

                 ARGENTINA - 3.0%
      1,320,000  Argentina Bonar Bonds (USD) .............       7.00%         04/17/17     $   1,335,327
      2,425,526  Argentine Republic Government
                    International Bond (USD) (b) .........       8.28%         12/31/33         2,910,631
      1,822,649  Argentine Republic Government
                    International Bond (USD) (b) .........       8.28%         12/31/33         2,137,056
                                                                                            -------------
                                                                                                6,383,014
                                                                                            -------------

                 ARMENIA - 0.7%
      1,477,000  Armenia International Bond (USD) (c).....       6.00%         09/30/20         1,467,104
                                                                                            -------------

                 AUSTRALIA - 3.2%
      7,350,000  Treasury Corp. of Victoria (AUD) ........       6.00%         10/17/22         6,857,482
                                                                                            -------------

                 AZERBAIJAN - 0.8%
      1,632,000  Southern Gas Corridor CJSC (USD) (c).....       6.88%         03/24/26         1,638,120
                                                                                            -------------

                 BRAZIL - 6.1%
     13,618,000  Brazil Notas do Tesouro Nacional,
                    Series F (BRL) .......................      10.00%         01/01/17         3,696,623
     40,486,000  Brazil Notas do Tesouro Nacional,
                    Series F (BRL) .......................      10.00%         01/01/25         9,250,776
                                                                                            -------------
                                                                                               12,947,399
                                                                                            -------------

                 CANADA - 2.7%
      5,000,000  Canadian Government Bond (CAD) ..........       8.00%         06/01/23         5,715,611
                                                                                            -------------

                 COLOMBIA - 0.4%
        900,000  Colombia Government International
                    Bond (USD) ...........................       4.50%         01/28/26           923,625
                                                                                            -------------

                 COSTA RICA - 0.4%
        990,000  Costa Rica Government International
                    Bond (USD) ...........................       4.25%         01/26/23           908,325
                                                                                            -------------

                 DOMINICAN REPUBLIC - 1.6%
        700,000  Dominican Republic International Bond
                    (USD) ................................       7.50%         05/06/21           764,750
        651,000  Dominican Republic International Bond
                    (USD) ................................       5.88%         04/18/24           668,903
      1,720,000  Dominican Republic International Bond
                    (USD) ................................       8.63%         04/20/27         1,947,900
                                                                                            -------------
                                                                                                3,381,553
                                                                                            -------------

                 EGYPT - 0.6%
      1,470,000  Egypt Government International Bond
                    (USD) (c).............................       5.88%         06/11/25         1,315,650
                                                                                            -------------

                 ETHIOPIA - 1.3%
      2,370,000  Ethiopia International Bond (USD) (c)....       6.63%         12/11/24         2,189,287


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 ETHIOPIA (CONTINUED)
        650,000  Ethiopia International Bond (USD) .......       6.63%         12/11/24     $     600,438
                                                                                            -------------
                                                                                                2,789,725
                                                                                            -------------

                 GEORGIA - 0.6%
      1,300,000  Georgian Oil and Gas Corp. JSC
                    (USD) (c).............................       6.88%         05/16/17         1,313,520
                                                                                            -------------

                 GHANA - 0.9%
      1,400,000  Ghana Government International Bond
                    (USD) ................................       8.13%         01/18/26         1,106,000
        900,000  Ghana Government International Bond
                    (USD) (c).............................       8.13%         01/18/26           711,000
                                                                                            -------------
                                                                                                1,817,000
                                                                                            -------------

                 HONDURAS - 0.8%
      1,500,000  Honduras Government International Bond
                    (USD) (c).............................       7.50%         03/15/24         1,593,750
                                                                                            -------------

                 HUNGARY - 1.1%
    505,000,000  Hungary Government Bond (HUF) ...........       5.50%         06/24/25         2,239,094
                                                                                            -------------

                 INDONESIA - 4.4%
      1,750,000  Indonesia Government International Bond
                    (USD) (c).............................       5.88%         01/15/24         1,969,639
 27,000,000,000  Indonesia Treasury Bond (IDR) ...........       5.25%         05/15/18         1,952,369
 51,100,000,000  Indonesia Treasury Bond (IDR) ...........       8.38%         03/15/34         3,911,416
      1,600,000  Pertamina Persero PT (USD) (c)...........       4.30%         05/20/23         1,564,699
                                                                                            -------------
                                                                                                9,398,123
                                                                                            -------------

                 IRAQ - 1.1%
      3,360,000  Iraq International Bond (USD) ...........       5.80%         01/15/28         2,326,632
                                                                                            -------------

                 ITALY - 11.5%
      4,650,000  Italy Buoni Poliennali Del Tesoro
                    (EUR) ................................       9.00%         11/01/23         8,423,939
      6,800,000  Italy Buoni Poliennali Del Tesoro
                    (EUR) ................................       7.25%         11/01/26        12,246,399
      2,970,000  Italy Government International Bond
                    (USD) ................................       6.88%         09/27/23         3,747,507
                                                                                            -------------
                                                                                               24,417,845
                                                                                            -------------

                 IVORY COAST - 1.0%
        284,000  Ivory Coast Government International
                    Bond (USD) ...........................       6.38%         03/03/28           269,800
      1,956,000  Ivory Coast Government International
                    Bond (USD) ...........................       5.75%         12/31/32         1,814,190
                                                                                            -------------
                                                                                                2,083,990
                                                                                            -------------

                 JAMAICA - 0.9%
      1,851,000  Jamaica Government International Bond
                    (USD) ................................       7.88%         07/28/45         1,883,393
                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 KAZAKHSTAN - 2.0%
      1,870,000  KazMunayGas National Co., JSC (USD) .....       9.13%         07/02/18     $   2,046,219
      2,064,000  KazMunayGas National Co., JSC (USD) .....       7.00%         05/05/20         2,175,456
                                                                                            -------------
                                                                                                4,221,675
                                                                                            -------------

                 KENYA - 0.3%
        790,000  Kenya Government International Bond
                    (USD) ................................       6.88%         06/24/24           748,525
                                                                                            -------------

                 MEXICO - 5.3%
     57,400,000  Mexican Bonos (MXN) .....................       8.50%         12/13/18         3,635,750
     14,200,000  Mexican Bonos (MXN) .....................       6.50%         06/09/22           862,458
     20,000,000  Mexican Bonos (MXN) .....................       10.00%        12/05/24         1,488,365
     74,570,000  Mexican Bonos (MXN) .....................       8.50%         11/18/38         5,239,678
                                                                                            -------------
                                                                                               11,226,251
                                                                                            -------------

                 MONGOLIA - 2.0%
      1,200,000  Development Bank of Mongolia LLC (USD)...       5.75%         03/21/17         1,161,332
        910,000  Mongolia Government International Bond
                    (USD) (c).............................      10.88%         04/06/21           910,000
      2,660,000  Mongolia Government International Bond
                    (USD) ................................       5.13%         12/05/22         2,079,418
                                                                                            -------------
                                                                                                4,150,750
                                                                                            -------------

                 NEW ZEALAND - 8.1%
     18,630,000  New Zealand Government Bond (NZD) .......       6.00%         12/15/17        13,742,851
      4,100,000  New Zealand Government Bond (NZD) .......       6.00%         05/15/21         3,340,739
                                                                                            -------------
                                                                                               17,083,590
                                                                                            -------------

                 PARAGUAY - 0.3%
        570,000  Paraguay Government International Bond
                    (USD) (c).............................       5.00%         04/15/26           574,275
                                                                                            -------------

                 PERU - 0.9%
      6,650,000  Peruvian Government International Bond
                    (PEN) ................................       6.90%         08/12/37         1,907,314
                                                                                            -------------

                 POLAND - 3.8%
     16,250,000  Poland Government Bond (PLN) ............       4.75%         04/25/17         4,509,523
     11,900,000  Poland Government Bond (PLN) ............       4.00%         10/25/23         3,514,793
                                                                                            -------------
                                                                                                8,024,316
                                                                                            -------------

                 PORTUGAL - 5.1%
      7,830,000  Portugal Obrigacoes do Tesouro OT
                    (EUR) (c).............................       5.65%         02/15/24        10,782,290
                                                                                            -------------

                 ROMANIA - 3.4%
     12,900,000  Romania Government Bond (RON) ...........       5.80%         07/26/27         3,926,902


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 ROMANIA (CONTINUED)
      2,680,000  Romanian Government International Bond
                    (USD) ................................       6.75%         02/07/22     $   3,180,289
                                                                                            -------------
                                                                                                7,107,191
                                                                                            -------------

                 RUSSIA - 6.0%
    820,000,000  Russian Federal Bond - OFZ (RUB) ........       7.05%         01/19/28        10,622,359
        400,000  Russian Foreign Bond - Eurobond (USD) ...       5.88%         09/16/43           413,846
      1,730,000  Vnesheconombank Via VEB Finance PLC
                    (USD) ................................       6.90%         07/09/20         1,790,533
                                                                                            -------------
                                                                                               12,826,738
                                                                                            -------------

                 RWANDA - 0.9%
      1,440,000  Rwanda International Government Bond
                    (USD) ................................       6.63%         05/02/23         1,396,800
        510,000  Rwanda International Government Bond
                    (USD) (c).............................       6.63%         05/02/23           494,700
                                                                                            -------------
                                                                                                1,891,500
                                                                                            -------------

                 SENEGAL - 0.7%
      1,440,000  Senegal Government International Bond
                    (USD) ................................       8.75%         05/13/21         1,558,800
                                                                                            -------------

                 SERBIA - 0.2%
        480,000  Serbia International Bond (USD) .........       5.25%         11/21/17           495,900
                                                                                            -------------

                 SOUTH AFRICA - 5.4%
     26,917,865  South Africa Government Bond (ZAR) ......      10.50%         12/21/26         1,993,877
     29,220,000  South Africa Government Bond (ZAR) ......       8.00%         01/31/30         1,751,627
    117,500,000  South Africa Government Bond (ZAR) ......       6.25%         03/31/36         5,553,115
      2,040,000  South Africa Government International
                    Bond (USD) ...........................       5.88%         09/16/25         2,214,012
                                                                                            -------------
                                                                                               11,512,631
                                                                                            -------------

                 SPAIN - 10.5%
      6,000,000  Spain Government Bond (EUR) (c)..........       5.90%         07/30/26         9,709,150
      4,000,000  Spain Government Bond (EUR) .............       6.00%         01/31/29         6,756,514
      3,300,000  Spain Government Bond (EUR) (c)..........       5.15%         10/31/44         5,704,864
                                                                                            -------------
                                                                                               22,170,528
                                                                                            -------------

                 SUPRANATIONALS - 5.7%
      7,604,000  European Investment Bank (GBP) ..........       8.75%         08/25/17        12,112,001
                                                                                            -------------

                 TANZANIA - 0.5%
      1,022,224  Tanzania Government International Bond
                    (USD) (d).............................       6.89%         03/09/20         1,037,557
                                                                                            -------------

                 TURKEY - 5.3%
     12,070,000  Turkey Government Bond (TRY) ............       6.30%         02/14/18         4,048,963
     10,200,000  Turkey Government Bond (TRY) ............      10.40%         03/20/24         3,762,829


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 TURKEY (CONTINUED)
      3,020,000  Turkey Government International Bond
                    (USD) ................................       6.25%         09/26/22     $   3,365,114
                                                                                            -------------
                                                                                               11,176,906
                                                                                            -------------
                 UKRAINE - 1.9%
        500,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/20           470,125
        404,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/21           375,938
        154,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/23           140,078
      2,297,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/24         2,064,429
        297,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/25           264,761
        297,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/26           263,552
        297,000  Ukraine Government International Bond
                    (USD) (c).............................       7.75%         09/01/27           262,756
        716,000  Ukraine Government International Bond
                    (USD) (c).............................       (e)           05/31/40           236,888
                                                                                            -------------
                                                                                                4,078,527
                                                                                            -------------

                 UNITED KINGDOM - 2.2%
      2,230,000  United Kingdom Gilt (GBP) ...............       4.25%         12/07/49         4,758,542
                                                                                            -------------

                 URUGUAY - 0.8%
        655,000  Uruguay Government International Bond
                     (USD) ...............................       7.63%         03/21/36           838,400
     27,424,583  Uruguay Government International Bond,
                    Inflation Adjusted Bond ..............       5.00% (f)     09/14/18           863,868
                                                                                            -------------
                                                                                                1,702,268
                                                                                            -------------

                 VENEZUELA - 0.4%
      2,090,000  Venezuela Government International Bond
                    (USD) ................................       7.75%         10/13/19           794,200
                                                                                            -------------

                 ZAMBIA - 0.4%
      1,099,000  Zambia Government International Bond
                    (USD) (c).............................       8.97%         07/30/27           912,170
                                                                                            -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.................................     244,255,400
                 (Cost $255,069,933)                                                        -------------

FOREIGN CORPORATE BONDS AND NOTES (g) - 19.3%

                 BANGLADESH - 0.5%
      1,000,000  Banglalink Digital Communications Ltd.
                    (USD) (c).............................       8.63%         05/06/19         1,040,000
                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (g) (CONTINUED)

                 BARBADOS - 0.5%
      1,000,000  Sagicor Finance 2015 Ltd. (USD) (c)......       8.88%         08/11/22     $   1,098,000
                                                                                            -------------

                 BRAZIL - 2.8%
      1,750,000  Marfrig Overseas Ltd. (USD) .............       9.50%         05/04/20         1,776,250
      1,550,000  OAS Finance Ltd. (USD) (b) (c) (i) (j)...       8.88%           (h)                9,610
        460,000  OAS Investments GmbH (USD) (b) (c) (j)...       8.25%         10/19/19             2,852
      1,050,000  Petrobras Global Finance BV (USD) .......       5.75%         01/20/20           914,812
      2,360,000  Petrobras Global Finance BV (USD) .......       5.38%         01/27/21         1,956,747
      1,767,805  QGOG Atlantic/Alaskan Rigs Ltd. (USD) ...       5.25%         07/30/18         1,334,693
                                                                                            -------------
                                                                                                5,994,964
                                                                                            -------------

                 GEORGIA - 1.0%
      1,900,000  Georgian Railway JSC (USD) ..............       7.75%         07/11/22         2,028,250
                                                                                            -------------

                 GUATEMALA - 1.2%
        980,000  Comcel Trust via Comunicaciones Celulares
                    SA (USD) (c) .........................       6.88%         02/06/24           921,200
      1,550,000  Industrial Subordinated Trust (USD) .....       8.25%         07/27/21         1,635,250
                                                                                            -------------
                                                                                                2,556,450
                                                                                            -------------

                 HONG KONG - 0.5%
      1,020,000  Shimao Property Holdings Ltd. (USD) .....       8.38%         02/10/22         1,118,119
                                                                                            -------------

                 INDIA - 0.5%
      1,000,000  ICICI Bank Ltd. (USD) (i)................       6.38%         04/30/22         1,024,424
                                                                                            -------------

                 KAZAKHSTAN - 1.4%
      1,850,000  Kazakhstan Temir Zholy Finance BV
                    (USD) ................................       6.38%         10/06/20         1,828,688
      1,500,000  Zhaikmunai LLP (USD) (c).................       7.13%         11/13/19         1,192,500
                                                                                            -------------
                                                                                                3,021,188
                                                                                            -------------

                 MEXICO - 2.9%
      1,050,000  Alfa SAB de CV (USD) ....................       6.88%         03/25/44         1,055,250
        460,000  Cemex Finance, LLC (USD) (c).............       9.38%         10/12/22           508,300
        890,000  Cemex SAB de CV (USD) (c)................       7.75%         04/16/26           914,386
     18,600,000  Petroleos Mexicanos (MXN) ...............       7.19%         09/12/24           935,634
      1,640,000  Sixsigma Networks Mexico S.A. de CV
                    (USD) (c).............................       8.25%         11/07/21         1,553,900
      1,130,000  Unifin Financiera SAB de CV SOFOM ENR
                    (USD) ................................       6.25%         07/22/19         1,084,800
                                                                                            -------------
                                                                                                6,052,270
                                                                                            -------------

                 MOZAMBIQUE - 0.9%
      2,091,000  EMATUM Via Mozambique EMATUM
                    Finance 2020 BV (USD) ................       6.31%         09/11/20         1,829,625
                                                                                            -------------

                 NIGERIA - 0.6%
      1,520,000  Zenith Bank PLC (USD) (c)................       6.25%         04/22/19         1,382,896
                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  --------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (g) (CONTINUED)

                 PARAGUAY - 0.7%
      1,360,000  Banco Regional SAECA (USD) (c)...........       8.13%         01/24/19     $   1,404,880
                                                                                            -------------

                 PERU - 0.6%
        625,000  InRetail Consumer (USD) (c)..............       5.25%         10/10/21           628,125
        730,000  Union Andina de Cementos SAA (USD) ......       5.88%         10/30/21           733,650
                                                                                            -------------
                                                                                                1,361,775
                                                                                            -------------

                 RUSSIA - 2.7%
      1,560,000  Alfa Bank AO Via Alfa Bond Issuance PLC
                    (USD) ................................       7.75%         04/28/21         1,687,842
      1,640,000  Evraz Group S.A. (USD) (c)...............       6.50%         04/22/20         1,578,106
      1,350,000  Lukoil International Finance BV (USD) ...       4.56%         04/24/23         1,294,171
      1,170,000  Sberbank of Russia Via SB Capital S.A.
                    (USD) ................................       6.13%         02/07/22         1,214,583
                                                                                            -------------
                                                                                                5,774,702
                                                                                            -------------

                 TURKEY - 0.9%
        750,000  Arcelik AS (USD) (c).....................       5.00%         04/03/23           713,378
      1,150,000  Yasar Holdings AS (USD) (c)..............       8.88%         05/06/20         1,185,880
                                                                                            -------------
                                                                                                1,899,258
                                                                                            -------------

                 UNITED ARAB EMIRATES - 1.2%
      2,270,000  Jafz Sukuk Ltd. (USD) ...................       7.00%         06/19/19         2,540,130
                                                                                            -------------

                 VENEZUELA - 0.4%
        733,333  Petroleos de Venezuela S.A. (USD) .......       8.50%         11/02/17           390,500
      1,080,000  Petroleos de Venezuela S.A. (USD) .......       9.00%         11/17/21           405,000
                                                                                            -------------
                                                                                                  795,500
                                                                                            -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.................................      40,922,431
                 (Cost $43,423,148)                                                         -------------

U.S. GOVERNMENT BONDS AND NOTES - 2.9%

                 UNITED STATES - 2.9%
$     4,900,000  United States Treasury Note (USD)........       1.00%         06/30/19         4,914,166
      1,000,000  United States Treasury Note (USD)........       3.75%         11/15/43         1,242,363
                                                                                            -------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...................................       6,156,529
                 (Cost $6,018,277)                                                          -------------

                 TOTAL INVESTMENTS - 137.4%..............................................     291,334,360
                 (Cost $304,511,358) (k)

                 OUTSTANDING LOANS - (39.3%).............................................     (83,224,730)

                 NET OTHER ASSETS AND LIABILITIES - 1.9%.................................       3,926,761
                                                                                            -------------
                 NET ASSETS - 100.0%.....................................................   $ 212,036,391
                                                                                            =============

-----------------------------

                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2016 (UNAUDITED)


(a) All of the securities within the Portfolio of Investments are available to serve as collateral for the outstanding loans.

(b)   This security is in default and interest is not being accrued by the Fund.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2016 , securities noted as such amounted to $61,062,758 or 28.8% of net assets.

(d) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2016.

(e)   Zero coupon bond.

(f) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(g) Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Fund's investment sub-advisor.

(h)   Perpetual maturity.

(i) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(j) This company has filed for bankruptcy protection in a Sao Paulo state court.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,454,619 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,631,617.

-----------------------------

Currency Abbreviations:
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      EUR   Euro
      GBP   British Pound Sterling
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      INR   Indian Rupee
      MXN   Mexican Peso
      NZD   New Zealand Dollar
      PLN   Polish Zloty
      RON   Romanian Lev
      RUB   Russian Ruble
      TRY   Turkish Lira
      USD   United States Dollar
      UYU   Uruguayan Peso
      ZAR   South African Rand


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*............  $   244,255,400  $            --  $   244,255,400  $            --
Foreign Corporate Bonds and Notes*............       40,922,431               --       40,922,431               --
U.S. Government Bonds and Notes*..............        6,156,529               --        6,156,529               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................      291,334,360               --      291,334,360               --
Forward Foreign Currency Contracts**..........          662,856               --          662,856               --
                                                ---------------  ---------------  ---------------  ---------------
Total.........................................  $   291,997,216  $            --  $   291,997,216  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $    (2,992,610) $            --  $    (2,992,610) $            --
                                                ===============  ===============  ===============  ===============

*  See the Portfolio of Investments for country breakout.

** See the Forward Foreign Currency Contracts table for contract and currency detail.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2016.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

--------------------------------------------------------------       ----------------------------------------
                                                  % OF TOTAL         CURRENCY EXPOSURE           % OF TOTAL
INDUSTRY CLASSIFICATION                           INVESTMENTS        DIVERSIFICATION            INVESTMENTS +
--------------------------------------------------------------       ----------------------------------------
Sovereigns                                           75.4%           USD                            58.4%
Supranationals                                        4.2            EUR                            10.7
Banks                                                 2.9            BRL                             4.4
Government Regional                                   2.3            MXN                             3.7
Exploration & Production                              2.2            ZAR                             3.2
Integrated Oils                                       1.7            PLN                             2.8
Railroad                                              1.3            TRY                             2.7
Real Estate                                           1.3            GBP                             2.1
Government Agencies                                   1.2            IDR                             2.0
Financial Services                                    1.2            CAD                             2.0
Government Development Banks                          1.0            RUB                             1.8
Pipeline                                              1.0            NZD                             1.8
Construction Materials Manufacturing                  0.7            RON                             1.3
Food & Beverage                                       0.6            HUF                             0.8
Metals & Mining                                       0.5            AUD                             0.7
Software & Services                                   0.5            PEN                             0.7
Oil & Gas Services & Equipment                        0.5            INR                             0.6
Chemicals                                             0.4            UYU                             0.3
Wireline Telecommunications Services                  0.4            ----------------------------------------
Wireless Telecommunications Services                  0.3                                Total     100.0%
Home Improvement                                      0.2                                          ======
Supermarkets & Pharmacies                             0.2
Industrial Other                                      0.0*
--------------------------------------------------------------
                                         Total      100.0%
                                                    ======

+ The weightings include the impact of currency forwards.

* Amount is less than 0.1%.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
CREDIT QUALITY(1)                         INVESTMENTS
------------------------------------------------------
AAA                                           16.5%
AA+                                            1.6
A                                              6.9
A-                                             0.7
BBB+                                          16.7
BBB                                           10.3
BBB-                                          13.1
BB+                                           12.3
BB                                             0.7
BB-                                            5.0
B+                                             6.1
B                                              5.0
B-                                             1.4
CCC                                            1.2
NR                                             2.5
------------------------------------------------------
                                     Total   100.0%
                                             ======

(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE          UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT          VALUE AS OF      VALUE AS OF    APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (a)           SOLD (a)       MARCH 31, 2016   MARCH 31, 2016   (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
 04/14/16         GS        AUD        9,661,000  USD      6,877,811  $     7,400,880  $     6,877,811         523,069
 04/14/16         GS        CAD          200,000  USD        142,207          153,997          142,207          11,790
 05/24/16        JPM        INR      123,870,400  USD      1,785,937        1,851,682        1,777,958          73,724
 04/14/16        RBC        USD       11,730,699  AUD     16,770,000       11,730,699       12,846,782      (1,116,083)
 04/14/16        JPM        USD       22,494,803  EUR     20,647,000       22,494,803       23,504,131      (1,009,328)
 04/14/16         GS        USD       10,787,835  GBP      7,473,000       10,787,835       10,733,562          54,273
 04/14/16        UBS        USD        1,469,784  MXN     26,128,000        1,469,784        1,510,343         (40,559)
 04/14/16         DB        USD       11,797,950  NZD     17,841,000       11,797,950       12,322,511        (524,561)
 05/24/16        JPM        USD        5,287,597  RUB    381,130,000        5,287,597        5,589,676        (302,079)
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $   (2,329,754)
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
    DB   Deutsche Bank
    GS   Goldman Sachs
   JPM   JPMorgan Chase
   RBC   Royal Bank of Canada
   UBS   UBS


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           MARCH 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           MARCH 31, 2016 (UNAUDITED)


obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the sub-advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2016, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                           MARCH 31, 2016 (UNAUDITED)


C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 1, 2016 through March 31, 2016), the notional values of forward foreign currency contracts opened and closed were $300,541,576 and $248,272,192, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust/Aberdeen Global Opportunity Income Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ---------------

* Print the name and title of each signing officer under his or her signature.